Other Financial Data (Tables)	12 Months Ended
Dec. 31, 2021
Other Financial Data [Abstract]
Summary of Components of Receivables, Net
The components of Receivables, net are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Billed and unbilled receivables	$520	$547
Allowance for expected credit losses	(5)	(15)

Balance at end of period	$515	$532

Summary of Components of Other Current Assets
The components of Other current assets are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred project costs	$39	$53
Prepaid expenses	66	57
Commissions receivable	148	32
Other	49	21

Total	$302	$163

Summary of Components of Other Assets
The components of Other assets are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred project costs	$274	$228
Operating lease right of use asset	120	129
Commissions receivable	34	25
Other	44	26

Total	$472	$408

Summary of Components of Fixed Assets, Net
The components of Fixed assets, net are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Capitalized software	$55	$242
Leasehold improvements	40	63
Computer equipment	102	192
Furniture, fixtures and equipment	12	21
Construction in progress	58	28

Total Fixed assets, gross	267	546
Less: Accumulated depreciation	31	212

Fixed assets, net	$236	$334

Summary of Components of Other Current Liabilities
The components of Other current liabilities are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred revenue	$148	$148
Operating lease liabilities	44	41
Finance lease liabilities	27	28
Other	182	107

Total	$401	$324

Summary of Components of Other Liabilities
The components of Other liabilities are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred revenue	$55	$60
Operating lease liabilities	139	155
Finance lease liabilities	34	59
Unrecognized tax positions	44	48
Other	81	125

Total	$353	$447